Fair Value Measurement - Summary of Unobservable Inputs Used in Fair Value Measurements on Recurring Basis Categorized Within Level 3 of Fair Value Hierarchy (Details) - Fair Value, Measurements, Recurring - Level 3
	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Impact to Valuation from an Increased or Higher Input Value	Decrease	Decrease
Obligations of States, Municipalities, and Political Subdivisions
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Valuation Technique	Discounted cash flow	Discounted cash flow
Impact to Valuation from an Increased or Higher Input Value	Decrease	Decrease
Single Issuer Trust Preferred
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Valuation Technique	Discounted cash flow	Discounted cash flow
Impact to Valuation from an Increased or Higher Input Value	Decrease	Decrease
Servicing Assets
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Valuation Technique	Discounted cash flow	Discounted cash flow
Impact to Valuation from an Increased or Higher Input Value	Decrease	Decrease
Minimum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Discount rate	9.10%	7.60%
Expected weighted average loan life	4 months 24 days	6 months
Minimum | Obligations of States, Municipalities, and Political Subdivisions
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Probability of default	2.00%	2.00%
Minimum | Single Issuer Trust Preferred
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Probability of default	7.50%	7.50%
Minimum | Servicing Assets
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Prepayment speed	1.70%	5.60%
Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Discount rate	16.20%	18.60%
Expected weighted average loan life	11 years 6 months	8 years 2 months 12 days
Maximum | Obligations of States, Municipalities, and Political Subdivisions
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Probability of default	2.40%	2.40%
Maximum | Single Issuer Trust Preferred
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Probability of default	9.90%	12.00%
Maximum | Servicing Assets
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Prepayment speed	9.00%	9.20%
Weighted Average
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Discount rate	12.80%	12.70%
Expected weighted average loan life	6 years 1 month 7 days	6 years 1 month 6 days
Weighted Average | Obligations of States, Municipalities, and Political Subdivisions
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Probability of default	2.20%	2.20%
Weighted Average | Single Issuer Trust Preferred
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Probability of default	8.90%	8.80%
Weighted Average | Servicing Assets
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Prepayment speed	7.60%	7.20%